Business Combination (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Details of Shares Issued and Cash Paid to Existing Shareholders of RPL

- Details of shares issued and cash paid to existing shareholders of RPL is as follows

	Shares issued / cash consideration by the Company
Investor	Number of RPL's ordinary equity shares transferred	Class A shares	Class B shares	Class C shares	Class D shares	Cash consideration
GS Wyvern Holdings Limited	184,709,600	34,133,476	—	106,074,525	—	8,319
Canada Pension Plan Investment Board	61,608,099	46,867,691	—	—	1	3,120
Abu Dhabi Investment Authority	75,244,318	58,170,916	—	—	—	3,120
JERA Power RN, B.V.	34,411,682	28,524,255	—	—	—	—
GEF SACEF India	12,375,767	9,658,421	—	—	—	446
Founder investors*	7,479,685	—	1	—	—	4,605
	375,829,151	177,354,759	1	106,074,525	1	19,609

* Represents shares held by (a) Wisemore Advisory Private Limited, (b) Cognisa Investment, and (c) Mr. Sumant Sinha.

Summary of Net Assets, Fair Value of Considerations and Listing and Related Expenses

The Net assets, fair value of considerations and listing and related expenses amount was calculated as follows:

Particulars	Amount
Net Assets of RMG II
Cash and cash equivalents	8,139
Prepayments	16
Share warrants	(1,747)
Trade payables	(1,243)
(1) Total	5,165
(2) PIPE investors	63,506
(3) Total net assets ((1)+(2))	68,671
(4) Fair value of 127,381,626 shares deemed to be issued by RPL at INR 606.96 per share ^	77,315
(5) Fair value of consideration paid in excess of net assets acquired ((4)-(3))	8,644
(6) Transaction costs related to acquisition and listing	1,868
(7) Listing and related expenses ((5)+(6))	10,512

Summary of Assumptions Considered in Determining Fair Value of RPL Per Share Value	Following is the summary of assumptions considered by the Company in determining the fair value of RPL per share value, a level 3 fair valuation technique.

Particulars	August 23, 2021
Cost of equity (CoE)	14.46% - 12.11%
- Beta equity	0.94
- Beta asset	0.57
- Risk free rate (RFR)	6.91%
- Equity risk premium (ERP)	For FY 2022 – 8%, Post FY 2022 – 6.5%

Summary of Acquisition of Additional Noncontrolling Interests

Particulars	ReNew Power Private Limited
(INR)
Date of transaction with non-controlling interests	August 23, 2021
Segment	Wind and solar power

Change in interest (%)	3.34%
Non-controlling interest acquired	4,242
CCDs derecognised (liability component)	-
Cash consideration paid	736
Issue of Class C shares of the Company (including share premium)	9,128
Difference recognised in capital reserve within equity	(5,623)